Subsequent Events (Details) $ in Millions	1 Months Ended
	Jan. 31, 2023 USD ($) a	Aug. 04, 2023 a	Jul. 05, 2023	Jun. 12, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Area of acres (in Acres) | a		385
Exchange amount	$ 5.5
Loan amount	$ 1.2
Repaid loan				$ 2.9
Annual interest rate			12.75%	14.40%
Maple Heights [Member]
Subsequent Events (Details) [Line Items]
Area of acres (in Acres) | a	54
Pecan Ranch North [Member]
Subsequent Events (Details) [Line Items]
Balance loan amount				$ 2.8